Debt - Schedule of Fair Value (Q3) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Carrying amount
Debt Instrument [Line Items]
Fair value	$ 4,932	$ 980
Fair value
Debt Instrument [Line Items]
Fair value	$ 5,044	$ 894